Interest receivables, net of credit impairment losses	12 Months Ended
Dec. 31, 2019
14. Interest receivables, net of credit impairment losses
	As at December 31,
	2018	2019
	RMB’000	RMB’000

Interest receivables	8,839	-
Less: credit impairment losses	(1,782)	-
Interest receivable, net of credit impairment losses	7,057	-

As of December 31, 2019, the interest receivables are nil as the Group does not have any loans receivable that is not credit-impaired.

The table below provides the changes in credit impairment losses between the beginning and the end of the annual period:

	As at December 31,
	2018	2019
	RMB’000	RMB’000

Credit impairment losses as at January 1	508	1,782
Changes on initial application of IFRS 9	1,944	-
Transfer to loans receivable credit impairment losses	(670)	(1,782)
Credit impairment losses as at December 31	1,782	-